Accrued Expenses and Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
7.	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of	As of
	March 31,	December 31,
	2026	2025
Interest on convertible promissory notes	$292,169	$32,763
Payroll and payroll tax	216,490	264,393
Unbilled receipts of inventory	202,058	174,560
Other trade payables	141,563	139,315
Income and other taxes payable	37,201	42,115
Other	50,251	51,401
Total accrued expenses and other current liabilities	$939,732	$704,547

7.	Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of December 31:

	2025	2024
Payroll and payroll tax	$264,393	$552,385
Unbilled receipts of inventory	174,560	118,923
Other trade payables	139,315	633,722
Interest on convertible promissory notes	32,763	106,612
Income and other taxes payable	42,115	40,986
Other	51,401	63,759
Total accrued expenses and other current liabilities	$704,547	$1,516,387